Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties	12 Months Ended
Jun. 30, 2023
Gangjiang Li [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Chairman of the Board, Chief Executive Officer
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	As a shareholder of the Company, Beijing Huatu was a related party before December 31, 2022 and no longer a related party afterwards as its ownership interest in the Company has decreased below 5% and the Company does not believe it is able to exert significant influence on the Company’s operation
Shanghai Saimeite Software Technology Co., Ltd. (“Shanghai Saimeite”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Suzhou Semitech Technology Co., Ltd. (“Suzhou Saimeite”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Beijing Deran [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Over which BaiJiaYun VIE owns 33.38% equity interest as of June 30, 2021 and 51% equity interest since March 24, 2022, resulting Beijing Deran ceased to be a related party of the Company afterwards
Shenzhen Zhixie Yunbi Technology Co., Ltd. (“Shenzhen Zhixie Yunbi”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Over which BaiJiaYun VIE owns 15% equity interest before June 2023, and 100% equity interest afterwards, resulting Wuhan Qiyunshilian ceased to be a related party of the Company afterwards
Shanghai Jiani Jiarui [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Nanjing Baishi Cloud [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Beijing Jiani Jiarui Consulting Management Center (Limited Partnership) (“Beijing Jiani Jiarui”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”) [Member]
Related Party Transactions (Details) - Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Gangjiang Li